SUPPLEMENT DATED JUNE 1, 2009 TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Global Health Fund

The following information amends and replaces the corresponding information for the S&P 500 Index and the S&P North American Health Care Sector Index under “Past Performance - Average annual total returns for periods ending 12/31/08” as it relates to The Hartford Global Health Fund:

Average annual total returns for periods ending 12/31/08

(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65%(1)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65%(1)

(1) Return is from 4/30/2000 - 12/31/2008.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT DATED JUNE 1, 2009 TO THE

CLASS I SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Global Health Fund

The following information amends and replaces the corresponding information for the S&P 500 Index and the S&P North American Health Care Sector Index under “Past Performance - Average annual total returns for periods ending 12/31/08” as it relates to The Hartford Global Health Fund:

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65%(2)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65%(2)

(2) Return is from 4/30/2000 - 12/31/2008.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT DATED JUNE 1, 2009 TO THE

CLASS Y SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Global Health Fund

The following information amends and replaces the corresponding information for the S&P 500 Index and the S&P North American Health Care Sector Index under “Past Performance - Average annual total returns for periods ending 12/31/08” as it relates to The Hartford Global Health Fund:

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65%(1)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65% (1)

(1) Return is from 4/30/2000 - 12/31/2008.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT DATED JUNE 1, 2009 TO THE

CLASS R3, R4, R5 AND Y SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC.

The Hartford Global Health Fund

The following information amends and replaces the corresponding information for the S&P 500 Index and the S&P North American Health Care Sector Index under “Past Performance - Average annual total returns for periods ending 12/31/08” as it relates to The Hartford Global Health Fund:

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 05/01/00)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-36.99%	-2.19%	-3.65% (2)
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	-23.58%	0.77%	1.65% (2)

(2) Return is from 04/30/2000 - 12/31/2008.

This Supplement should be retained with your Prospectus for future reference.